Goodwill and Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangibles subject to amortization:
Gross carrying amount customer relationships	$ 9,045,000	$ 9,045,000
Accumulated amortization customer relationships	(6,549,000)	(6,299,000)
Intangibles subject to amortization, net	2,496,000	2,746,000
Intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000,000	17,000,000
Total intangible assets, net	19,496,000	19,746,000
Current amortization expense and future amortization expense
Amortization expense of amortizable intangible assets	250,000	930,000	1,610,000
Future amortization expense year one	250,000
Future amortization expense year two	250,000
Future amortization expense year three	250,000
Future amortization expense year four	250,000
Future amortization expense year five	$ 250,000